United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22897

Context Capital Funds

690 Taylor Road, Suite 210

Gahanna, Ohio 43230

Trent Statczar, Principal Financial Officer

Foreside Financial Group, LLC

Gahanna, OH 43230

(614) 416-9058

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

June 30, 2017 SEMI ANNUAL REPORT

Context Macro Opportunities Fund

Context Macro Opportunities Fund

A Message to our Shareholders (Unaudited) June 30, 2017	Context Macro Opportunities Fund

DEAR SHAREHOLDER,

From where investors began 2017, the expectations for slowly rising equity markets with little volatility have so far proven correct. The year has indeed been notably calm. As returns for most “growth related” markets – including equities and credit - continue to grind higher, the associated day-to-day variability of those markets continues to be very modest. Through June 30, 2017, the level of volatility, both realized and expected, remains at or near long-term lows in many markets, not only equities. This is true even as the Trump administration has experienced an uneven start in the effort to implement its market friendly agenda, and the arrival of a long awaited shift in accommodative monetary policy.

Time will tell how long the market action can remain somewhat independent of these and other potential fundamental challenges. At the same time, we at Context Asset Management think that forecasting short term market movement is at best extremely difficult and perhaps, close to impossible. Instead, our mission is to bring strategies to advisors and investors that have three characteristics: low correlation to traditional risk assets, an efficient source of return (when measured against risk), and return asymmetry (an investor should expect to make more than they could lose in any given year). This is what we believe a successful alternative investment should look like.

We continue to appreciate your trust in our organization and our products.

Sincerely,

Andrew J. Dudley

Managing Director, Investments, Context Asset Management

2017 Semi Annual Report | 3

A Message to our Shareholders (Unaudited) (Continued) June 30, 2017	Context Macro Opportunities Fund

Fund performance and risk characteristics

The Context Macro Opportunities Fund (the “Fund”) invests primarily in fixed income securities and derivatives which may provide diversification for other investment portfolios that include equities and other correlated “risk” assets such as private equity, high yield, and/or commercial real estate. The Fund seeks to be negatively correlated to the equity markets, and attempts to deliver gains in excess of traditional conservative fixed income in structural bear markets without suffering material capital loss in a U.S. bond market selloff. In the first half of 2017, the Fund returned -1.59% after fees and expenses for the Institutional share class versus a return of +0.31% for the BofA Merrill Lynch U.S. 3-month Treasury Bill Index. In terms of risk characteristics, the Fund’s associated realized correlations since inception to the Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate High Yield Index, S&P 500 Index, and the Morningstar Multi-alternative Universe all remain very low or negative, at 0.40, -0.18, -0.26, and -0.13, respectively.

Market environment in first half 2017

The overall market environment was very stable for traditional growth related markets during the first half of 2017. Risk markets continued their climb that began following the Presidential election in last November. Year-to-date returns through June 30 for the S&P 500 index and the MSCI All Country World Index were 9.34% and 11.35%, respectively. Lower quality credit risk was also rewarded, with the Bloomberg Barclays U.S. Corporate High Yield Index returning 4.93% during the first half of the year. The market optimism prevailed even as the Federal Reserve continued to raise short term interest rates, indicating that the long period of significant monetary stimulus is at an end. Despite the shift in monetary policy, high quality fixed income returns were also relatively stable. The Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27% in the first half of 2017 and the 10 year Treasury returned 2.41%.

Performance Drivers

The Fund’s performance in 2017 was driven by several factors. In general, the declining and low volatility across financial markets has had a negative impact on Fund performance. First, the decline in implied volatility has hurt the “net long vol” options exposure in the Fund. But also, lower volatility has meant the opportunity for relative value activity is smaller as well. In terms of specific contributors and detractors, the Fund enjoyed a positive contribution from its income component, made up of primarily conservative short maturity corporate credit investments. In addition, swap spread-related exposure in the relative value part of the Fund was also a positive contributor in the first half of the year. However, these contributions were more than offset by returns from some of the tactical trading exposures, also in the relative value part of the portfolio. And more than that, much of the structural / low correlation exposures — normally exposures that are NOT necessarily overlapping in the short-term relative to one another — also hurt performance in a coincident fashion during the first half of the year. These included long sovereign credit protection exposure, the interest rate options positions, and TED spread-related exposure.

Positioning for the Fund

As we enter the second half of 2017, even as the Federal Reserve has started to normalize short-term rates, the prospect of fiscal stimulus under the new Administration and Congress remains a reasonable possibility. It is less certain what the actual full magnitude and timing of that stimulus will be, as the details of tax reform and actual implementation of infrastructure development need to be negotiated and codified by Congress. Moreover, any shift to policies that work to inflate the value of the U.S. dollar, prohibit trade, or slow immigration could eventually have negative effects on potential growth. Should any of these elements be a catalyst for a renewed uptick in volatility, we anticipate that the Fund will likely be well positioned to take advantage of the opportunities afforded by this environment.

Important Information:

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Risks are detailed in the prospectus and include, but are not limited to, the following: asset-backed and mortgage-backed securities’ risk of prepayment, credit default swap agreements’ risk, futures contracts’ risk, derivative investments’ risk, risk of investing in foreign companies and emerging markets, hedging and leverage risks, non-diversified risks, short selling risk.

4 | 2017 Semi Annual Report

A Message to our Shareholders (Unaudited) (Concluded) June 30, 2017	Context Macro Opportunities Fund

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index- The Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays U.S. Aggregate Bond Index – The Index is an unmanaged index representing the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities.

Bloomberg Barclays U.S. Corporate High Yield Index. The Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

S&P 500 Index - The Standard & Poor’s 500 Index (S&P 500) is an index of 500 stocks seen as a leading indicator of U.S. equities and a reflection of the performance of the large cap universe.

Morningstar Multi-alternative Universe – A universe of mutual funds that use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

MSCI All Country World Index – The Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

One cannot invest directly in an index.

2017 Semi Annual Report | 5

Performance Update (Unaudited)	Context Macro Opportunities Fund

Summary Performance as of June 30, 2017

			Since
	6 Month	1 Year	Inception		Inception
Context Macro Opportunities Fund - Institutional - Shares*	-1.59%	-1.34%	-0.13	%(a)	8/4/2015
BofA Merrill Lynch US 3-Month Treasury Bill Index	0.31%	0.49%	0.36	%(a)	8/4/2015
Context Macro Opportunities Fund - Investor - Shares**	-1.79%	-1.55%	-0.59	%(b)	1/13/2016
BofA Merrill Lynch US 3-Month Treasury Bill Index	0.31%	0.49%	0.43	%(b)	1/13/2016

(a)	Represents annualized performance for the period from August 4, 2015 (date of inception of the Institutional Shares) through June 30, 2017.
(b)	Represents annualized performance for the period from January 13, 2016 (date of inception of the Investor Shares) through June 30, 2017.

Data is as of June 30, 2017. The inception date of the Fund is December 23, 2014. The Institutional Class commenced investment operations and public offering on August 4, 2015. The Investor Class commenced investment operations and public offering on January 13, 2016. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. The performance does not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance reflects fee waivers and expense reimbursements and would have been lower in their absence.

*The Fund’s Institutional Share Class Total Annual Operating Expense, as per the most recent Prospectus, is 3.35% before fee and expense waivers and 2.13% after fee and expense waivers. The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) of Institutional Shares through April 30, 2018 (the “Expense Cap”).

**The Fund’s Investor Share Class Total Annual Operating Expense, as per the most recent Prospectus, is 3.60% before fee and expense waivers and 2.38% after fee and expense waivers. The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) of Investor Shares through April 30, 2018 (the “Expense Cap”).

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data quoted. Investors may obtain performance information current to the most recent month-end, within 7 business days, by calling 844-511-9653.

The Fund’s benchmark for performance comparison purposes is the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index. The Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. The table reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and administration fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

6 | 2017 Semi Annual Report

Schedule of Investments	Context Macro Opportunities Fund
June 30, 2017 (Unaudited)

	Coupon	Maturity Date	Principal Amount	Fair Value
BANK LOAN (13.41%)(a)
Communications (2.36%)
Telecommunications (2.36%)
AT&T, Inc.	2.21%	03/02/2018	$2,500,000	$2,496,875

Health Care (5.96%)
Biotechnology & Pharmaceuticals (1.89%)
Patheon Holdings, L +(b)	3.25%	04/22/2024	2,000,000	2,002,500

Health Care Equipment & Services (4.07%)
Medtronic, Inc.	2.10%	01/26/2018	4,325,207	4,292,768

Total Health Care				6,295,268

Industrials (1.89%)
Packaging & Containers (1.89%)
Berry Plastics Corp.	3.37%	01/06/2021	2,000,000	1,998,840

Information Technology (3.20%)
Software & Services (3.20%)
Dell International LLC	3.48%	09/07/2021	2,381,501	2,383,288
Moneygram International, Inc.	4.45%	03/27/2020	997,345	996,926
				3,380,214
Total Information Technology				3,380,214

TOTAL BANK LOAN
(Cost $14,219,463)				14,171,197

CORPORATE BONDS (61.39%)
Communications (5.70%)
Internet (2.85%)
Alibaba Group Holding, Ltd., Sr. Unsecured Notes	1.63%	11/28/2017	2,000,000	1,998,528
eBay, Inc., Sr Unsecured Notes	2.50%	03/09/2018	1,000,000	1,005,790
				3,004,318
Media (0.96%)
Time Warner Cos., Inc., Sr. Unsecured Notes	7.25%	10/15/2017	1,000,000	1,015,488

Telecommunications (1.89%)
Verizon Communications, Inc., Sr. Unsecured Notes(c)	1.72%	05/22/2020	2,000,000	2,001,500
Total Communications				6,021,306
Consumer, Cyclical (11.77%)
Auto Manufacturers (9.57%)
Daimler Finance North America LLC, Sr. Unsecured Notes(d)	1.88%	01/11/2018	1,505,000	1,506,788
Ford Motor Credit Co. LLC, Sr. Unsecured Notes	2.15%	01/09/2018	1,088,000	1,091,712
Ford Motor Credit Co. LLC, Sr. Unsecured Notes(c)	2.10%	01/09/2018	500,000	501,536

See Notes to Financial Statements

2017 Semi Annual Report | 7

Schedule of Investments (Continued)	Context Macro Opportunities Fund
June 30, 2017 (Unaudited)

	Coupon	Maturity Date	Principal Amount	Fair Value
Ford Motor Credit Co. LLC, Sr. Unsecured Notes	1.72%	12/06/2017	$2,000,000	$2,000,166
General Motors Financial Co., Inc., Sr. Unsecured Notes	3.00%	09/25/2017	1,200,000	1,203,349
General Motors Financial Co., Inc., Sr. Unsecured Notes	2.63%	07/10/2017	2,800,000	2,800,279
General Motors Financial Co., Inc., Sr. Unsecured Notes(c)	2.09%	04/13/2020	1,000,000	1,005,112
				10,108,942
Home Builders (2.20%)
CalAtlantic Group, Inc., Sr. Unsecured Notes	8.38%	05/15/2018	1,000,000	1,051,250
DR Horton, Inc., Sr. Unsecured Notes	3.63%	02/15/2018	1,270,000	1,277,902
				2,329,152
Total Consumer, Cyclical				12,438,094

Consumer, Non-cyclical (10.04%)
Commercial Services (0.13%)
Princeton Theological Seminary, Unsecured Notes	2.27%	07/01/2017	140,000	140,000
Food (2.37%)
Mondelez International Holdings Netherlands BV, Sr.
Unsecured Notes(c)(d)	1.78%	10/28/2019	1,000,000	1,004,032
Wm Wrigley Jr. Co., Sr. Unsecured Notes(d)	2.00%	10/20/2017	1,500,000	1,502,652
				2,506,684
Healthcare Services (7.54%)
Fresenius Medical Care US Finance II, Inc., Sr. Unsecured Notes(d)	6.50%	09/15/2018	2,454,000	2,578,221
Fresenius Medical Care US Finance II, Inc., Sr. Unsecured Notes(d)	5.63%	07/31/2019	2,000,000	2,115,000
Fresenius Medical Care US Finance, Inc., Sr. Unsecured Notes	6.88%	07/15/2017	3,267,000	3,272,228
				7,965,449
Total Consumer, Non-cyclical				10,612,133

Energy (3.84%)
Oil & Gas (0.94%)
ConocoPhillips Co., Sr. Unsecured Notes	1.05%	12/15/2017	1,000,000	998,162

Pipelines (2.90%)
NGPL PipeCo LLC, Sr. Unsecured Notes(d)	7.12%	12/15/2017	3,000,000	3,056,250
Total Energy				4,054,412

Financials (21.74%)
Banks (15.79%)
Bank of America Corp., Sr. Unsecured Notes	2.00%	01/11/2018	1,000,000	1,001,540
Bank of America Corp., Sr. Unsecured Notes(c)	1.80%	08/25/2017	1,100,000	1,100,707
Citibank NA, Sr. Unsecured Notes(c)	1.61%	03/20/2019	2,000,000	2,002,894
Citigroup, Inc., Sr. Unsecured Notes	1.55%	08/14/2017	1,500,000	1,500,119
Goldman Sachs Group, Inc., Sr. Unsecured Notes(c)	2.27%	06/05/2023	1,000,000	1,000,633
JPMorgan Chase & Co., Sr. Unsecured Notes(c)	1.77%	03/09/2021	1,000,000	999,827

See Notes to Financial Statements

8 | 2017 Semi Annual Report

Schedule of Investments (Continued)	Context Macro Opportunities Fund
June 30, 2017 (Unaudited)

			Principal	Fair
	Coupon	Maturity Date	Amount	Value
JPMorgan Chase Bank NA, Subordinated Notes	6.00%	07/05/2017	$1,115,000	$1,115,000
JPMorgan Chase Bank NA, Subordinated Notes	6.00%	10/01/2017	1,925,000	1,944,745
JPMorgan Chase Bank NA, Subordinated Notes	2.00%	08/15/2017	830,000	830,594
Mizuho Bank Ltd., Sr. Unsecured Notes(c)	1.93%	12/12/2017	1,000,000	1,002,471
Morgan Stanley, Sr. Unsecured Notes	6.25%	08/28/2017	1,000,000	1,006,960
PNC Bank NA, Subordinated Notes	6.00%	12/07/2017	500,000	509,084
US Bancorp, Jr. Subordinated Notes(c)(e)	5.30%	Perpetual Maturity	2,000,000	2,129,999
US Bank NA, Sr. Unsecured Notes	1.38%	09/11/2017	550,000	550,021
				16,694,594
Diversified Financial Services (4.06%)
Ally Financial, Inc., Sr. Unsecured Notes	3.25%	11/05/2018	1,000,000	1,012,200
International Lease Finance Corp., Sr. Unsecured Notes	8.88%	09/01/2017	250,000	252,737
International Lease Finance Corp., Sr. Unsecured Notes	3.88%	04/15/2018	1,500,000	1,522,840
Synchrony Financial, Sr. Unsecured Notes	1.88%	08/15/2017	1,500,000	1,500,333
				4,288,110
Insurance (1.89%)
Pricoa Global Funding I, Sr. Secured Notes(d)	1.35%	08/18/2017	2,000,000	1,999,568
Total Financials				22,982,272

Industrials (2.73%)
Machinery-Construction & Mining (1.75%)
Caterpillar Financial Services Corp., Sr. Unsecured Notes	1.90%	03/22/2019	1,000,000	1,003,799
Caterpillar Financial Services Corp., Sr. Unsecured Notes	1.50%	02/23/2018	850,000	849,045
				1,852,844
Shipbuilding (0.98%)
Huntington Ingalls Industries, Inc., Sr. Unsecured Notes(d)	5.00%	12/15/2021	1,000,000	1,035,000
Total Industrials				2,887,844

Technology (2.97%)
Computers (0.95%)
Apple, Inc., Sr Unsecured Notes(c)	1.53%	05/11/2022	1,000,000	1,002,645

Software (2.02%)
First Data Corp., Sr. Unsecured Notes(d)	7.00%	12/01/2023	2,000,000	2,135,000
Total Technology				3,137,645

Utilities (2.60%)
Electric (2.60%)
Duke Energy Corp., Sr. Unsecured Notes	1.63%	08/15/2017	2,750,000	2,750,523

TOTAL CORPORATE BONDS
(Cost $64,844,727)				64,884,229

See Notes to Financial Statements

2017 Semi Annual Report | 9

Schedule of Investments (Continued)	Context Macro Opportunities Fund
June 30, 2017 (Unaudited)

			Principal	Fair
	Coupon	Maturity Date	Amount	Value
MORTGAGE BACKED SECURITIES (0.42%)
Mortgage Securities (0.42%)
Bellemeade Re II, Ltd.
Series 2016-IA(c)(d)	5.72%	04/25/2026	$441,036	$445,860

TOTAL MORTGAGE BACKED SECURITIES
(Cost $441,036)				445,860

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE
OBLIGATIONS (3.47%)
FHLMC, REMICS (1.48%)
Freddie Mac REMICS	3.00%	02/15/2031	11,128,173	1,244,138
Freddie Mac REMICS	2.50%	08/15/2022	7,007,461	325,213
				1,569,351
Total FHLMC, REMICS				1,569,351

FNMA, REMICS (1.99%)
Fannie Mae REMICS	3.00%	03/25/2031	17,834,367	2,100,102

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $3,898,009)				3,669,453

			Notional	Premiums	Fair
Counterparty/ Reference Entity	Floating Rate Index	Floor Rate	Amount	Paid	Value
PURCHASED OPTIONS (1.94%)
Interest Rate Floor Options
BAML
3M LIBOR 5X5 Year, 12/15/2025	3-MONTH USD-LIBOR	1.50%	$20,000,000	$443,000	$322,157
USD CMS 30 Year, 10/16/2031	30-YEAR ICE SWAP RATE	3.00%	25,000,000	1,275,000	1,365,552
MS
3M LIBOR 5X5 Year, 02/12/2026	3-MONTH USD-LIBOR	1.50%	20,000,000	660,000	360,574
Total Interest Rate Floor Options				$2,378,000	$2,048,283

	Expiration			Fair
	Date	Exercise Price	Contracts	Value
PURCHASED CALL OPTIONS (0.22%)
CBOE Volatility Index (cost $230,086)	08/16/2017	14.00	2,000	$230,000

TOTAL PURCHASED OPTIONS
(Cost $2,608,086)				2,278,283

See Notes to Financial Statements

10 | 2017 Semi Annual Report

Schedule of Investments (Continued)	Context Macro Opportunities Fund
June 30, 2017 (Unaudited)

	Shares	Fair Value
SHORT TERM INVESTMENTS (22.31%)
Money Market Fund (22.31%)
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 7-day yield, 0.83%	23,574,734	$23,574,734

TOTAL SHORT TERM INVESTMENTS
(Cost $23,574,734)		23,574,734

TOTAL INVESTMENTS (103.16%)
(Cost $109,586,055)		109,023,756

Liabilities in Excess of Other Assets (-3.16%)		(3,335,579	)(f)
NET ASSETS (100.00%)		$105,688,177

(a)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be less than the stated maturity shown. Interest rate disclosed is that which is in effect as of June 30, 2017.
(b)	All or a portion of this position has not settled as of June 30, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the market value of securities restricted under Rule 144A was $17,378,371, representing 16.44% of the Fund’s net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.
(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Includes cash which is being held as collateral for options written, futures contracts and swap contracts.

See Notes to Financial Statements

2017 Semi Annual Report | 11

Schedule of Investments (Continued)	Context Macro Opportunities Fund
June 30, 2017 (Unaudited)

FUTURES CONTRACTS

Description	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Foreign Currency Contracts
Euro 90 Day Future	(500)	03/18/2019	$(122,681,250)	$245,675
			$(122,681,250)	$245,675

Description	Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Equity Contracts
CBOE Volatility Index Future	(32)	08/16/2017	$(405,600)	$(381)
			$(405,600)	$(381)

SCHEDULE OF WRITTEN OPTIONS
Interest Rate Cap Options

Counterparty/ Reference Entity	Floating Rate Index	Cap Rate	Notional Amount	Premiums Received	Fair Value
BAML
USD CMS 30 Year, 10/16/2031	30-YEAR ICE SWAP RATE	5.00%	$(25,000,000)	$(712,500)	$(665,007)
MS
USD CMS 30 Year, 07/08/2031	30-YEAR ICE SWAP RATE	5.00%	(25,000,000)	(762,500)	(791,047)
TOTAL INTEREST RATE CAP OPTIONS				$(1,475,000)	$(1,456,054)

	Expiration Date	Exercise Price	Contracts	Fair Value
Written Call Options
UBS
CBOE Volatility Index (premiums received $143,914)	08/16/2017	17.00	(2,000)	$(150,000)
TOTAL WRITTEN OPTIONS (Cost $1,618,914)				$(1,606,054)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy/Sell Credit Protection	Reference Obligation	Rates Paid by Fund	Termination Date	Notional Amount	Upfront Payment Paid	Unrealized Depreciation
BAML	Buy	United Mexican States	1.00%	06/20/2022	$15,000,000	$338,960	$(267,516)
						$338,960	$(267,516)

 See Notes to Financial Statements

12 | 2017 Semi Annual Report

Schedule of Investments (Concluded)	Context Macro Opportunities Fund
June 30, 2017 (Unaudited)

INTEREST RATE SWAP CONTRACTS

Counterparty	Floating Rate Paid	Floating Rate Received	Maturity Date	Notional Amount	Unrealized Depreciation
BAML	3-Month USD-T-BILL + 0.465%	3-Month USD-LIBOR	5/18/2026	$10,000,000	$(88,667)
BAML	3-Month USD-T-BILL + 0.375%	3-Month USD-LIBOR	3/29/2026	25,000,000	(42,708)
					$(131,375)

Common Abbreviations:

BAML - Bank of America Merrill Lynch
CMS - Constant Maturity Swap
ICE - Intercontinental Exchange
LIBOR - London Interbank Offered Rate
MS - Morgan Stanley
CBOE - Chicago Board Options Exchange

See Notes to Financial Statements

2017 Semi Annual Report | 1314

Statement of Assets and Liabilities	Context Macro Opportunities Fund
June 30, 2017 (Unaudited)

ASSETS:
Investments, at value(cost $109,586,055)	$109,023,756
Upfront premium paid on credit default swap contracts	338,960
Variation margin on futures	42,150
Receivable for investments sold	6,801,248
Receivable for shares sold	760
Interest receivable	680,071
Prepaid and other assets	49,417
Total Assets	116,936,362
LIABILITIES:
Written options, at value (premiums received 1,618,914)	1,606,054
Payable due to broker for written options, interest rate swap contracts, and futures contracts	294,554
Payable for credit default swap contract payments	4,583
Payable for interest rate swap contract payments	21,183
Payable for interest on short sales	333
Unrealized depreciation on interest rate swap contracts	131,375
Unrealized depreciation on credit default swap contracts	267,516
Payable for investments purchased	7,513,600
Payable due to investment adviser	94,002
Payable for distribution and service fees	27
Payable to trustees	10,150
Payable to custodian due to overdraft	1,148,706
Payable for audit fees	8,927
Payable for administration fees	51,692
Payable for custody fees	8,786
Accrued expenses and other liabilities	86,697
Total Liabilities	11,248,185
NET ASSETS	$105,688,177
NET ASSETS CONSIST OF:
Paid-in capital	$107,096,172
Accumulated net investment loss	(356,810)
Accumulated net realized loss	(348,150)
Net unrealized depreciation	(703,035)
NET ASSETS	$105,688,177
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$9.87
Minimum redemption price per share(a)	$9.67
Net Assets	$132,888
Shares of beneficial interest outstanding	13,460
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.89
Minimum redemption price per share(a)	$9.69
Net Assets	$105,555,289
Shares of beneficial interest outstanding	10,673,619

(a)   The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements

14 | 2017 Semi Annual Report

Statement of Operations	Context Macro Opportunities Fund
For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Interest	$696,733
Dividends	4,035
Total Investment Income	700,768

EXPENSES:
Investment advisory fees	912,225
Administration fees	260,341
Distribution and service fees
Investor Class	167
Custodian fees	28,636
Professional Fees	88,394
Transfer agent fees	8,599
Trustees’ fees and expenses	23,807
Registration fees	23,490
Interest expense on securities sold short	65,504
Other expenses	31,009
Total expenses	1,442,172
Less fees waived/reimbursed by investment adviser
Investor Class	(490)
Institutional Class	(385,041)
Total Net Expenses	1,056,641
NET INVESTMENT INCOME (LOSS)	(355,873)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(948,665)
Net realized loss on securities sold short	(36,596)
Net realized gain on written options	692,370
Net realized loss on futures contracts	(685,912)
Net realized loss on swap contracts	(134,526)
Net realized loss	(1,113,329)

Net change in unrealized appreciation on investments	1,260,088
Net change in unrealized depreciation on securities sold short	(2,030)
Net change in unrealized appreciation on written options	196,106
Net change in unrealized depreciation on futures contracts	(303,216)
Net change in unrealized depreciation on swap contracts	(1,420,243)
Net change in unrealized depreciation	(269,295)

Net realized and unrealized loss on investments, securities sold short, written options, futures contracts and swap contracts	(1,382,624)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,738,497)

See Notes to Financial Statements

2017 Semi Annual Report | 15

Statements of Changes in Net Assets	Context Macro Opportunities Fund
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2017	December 31,
	(Unaudited)	2016
OPERATIONS:
Net investment income/(loss)	$(355,873)	$579,989
Net realized gain/(loss)	(1,113,329)	1,101,270
Net change in unrealized depreciation	(269,295)	(226,056)
Net increase/(decrease) in net assets resulting from operations	(1,738,497)	1,455,203)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	–	(450)
Institutional Class	–	(569,440)
From net realized gains on investments
Investor Class	–	(414)
Institutional Class	–	(318,380)
Total distributions	–	(888,684)

CAPITAL SHARE TRANSACTIONS:
Investor Class(a)
Shares sold	–	287,831
Dividends reinvested	–	858
Shares redeemed, net of redemption fees (Redemption fees – and –)	(107)	(152,528)
Net increase/(decrease) from share transactions	(107)	136,161
Institutional Class
Shares sold	3,647,779	42,300,770
Dividends reinvested	–	887,307
Shares redeemed, net of redemption fees (Redemption fees of $4,611 and $5,512)	(713,154)	(737,300)
Net increase from share transactions	2,934,625	42,450,777
Net increase in net assets	1,196,021	43,153,457

NET ASSETS:
Beginning of period	104,492,156	61,338,699
End of period (including accumulated net investment loss of $(356,810) and $(937))	$105,688,177	$104,492,156

Other Information:
SHARE TRANSACTIONS:
Investor Class(a)
Sold	–	28,460
Distributions reinvested	–	85
Redeemed	(11)	(15,074)
Net increase/(decrease) in shares outstanding	(11)	13,471
Institutional Class
Sold	364,021	4,180,913
Distributions reinvested	–	88,289
Redeemed	(72,147)	(73,410)
Net increase in shares outstanding	291,874	4,195,792

(a) Context Investor shares commenced operations on January 13, 2016.

See Notes to Financial Statements

16 | 2017 Semi Annual Report

Financial Highlights (Unaudited)	Context Macro Opportunities Fund
For a share outstanding throughout the periods presented

INSTITUTIONAL CLASS	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended to December 31, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.05		$9.92	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	(0.03)		0.07	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.13)		0.15	(0.02)
Total from Investment Operations	(0.16)		0.22	(0.08)
LESS DISTRIBUTIONS:
From investment income	–		(0.06)	–
From net realized gains	–		(0.03)	–
Total Distributions	–		(0.09)	–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00 (c)	0.00	(c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.16)		0.13	(0.08)
NET ASSET VALUE, END OF PERIOD	$9.89		$10.05	$9.92
TOTAL RETURN	(1.59	)%(d)	2.18%	(0.80	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$105,555		$104,357	$61,339
RATIOS TO AVERAGE NET ASSETS:
Expenses excluding fee waivers and reimbursements(e)	2.75	%(f)	3.25%	5.29	%(f)
Expenses including fee waivers and reimbursements(e)	2.01	%(f)	2.03%	1.95	%(f)
Net investment income/(loss)	(0.68	)%(f)	0.66%	(1.45	)%(f)

PORTFOLIO TURNOVER RATE(g)	100	%(d)	230%	410	%(d)

(a)	The inception date of the Fund is December 23, 2014. The Fund commenced investment operations and public offering on August 4, 2015.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Less than $0.005 per share.

(d)	Not Annualized.

(e)	Interest expense on securities sold short totaled 0.12%, 0.14% and 0.06%, respectively, for the six months ended June 30, 2017, and years ended December 31, 2016 and December 31, 2015 of average net assets.

(f)	Annualized.

(g)	Determined on a Fund level as a whole.

See Notes to Financial Statements

2017 Semi Annual Report | 17

Financial Highlights (Unaudited)	Context Macro Opportunities Fund

For a share outstanding throughout the periods presented

INVESTOR CLASS	Six Months Ended June 30, 2017 (Unaudited)		For the Period January 13, 2016 to December 31, 2016(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.05		$10.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	(0.05)		0.05
Net realized and unrealized gain/(loss) on investments	(0.13)		0.04
Total from Investment Operations	(0.18)		0.09
LESS DISTRIBUTIONS:
From investment income	–		(0.03)
From net realized gains	–		(0.03)
Total Distributions	–		(0.06)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.18)		0.03
NET ASSET VALUE, END OF PERIOD	$9.87		$10.05
TOTAL RETURN	(1.79	)%(c)	0.94	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$133		$135
RATIOS TO AVERAGE NET ASSETS:
Expenses excluding fee waivers and reimbursements(d)	3.00	%(e)	3.51	%(e)
Expenses including fee waivers and reimbursements(d)	2.26	%(e)	2.28	%(e)
Net investment income/(loss)	(0.93	)%(e)	0.52	%(e)
PORTFOLIO TURNOVER RATE(f)	100	%(c)	230	%(c)

(a)	Context Investor shares commenced operations on January 13, 2016.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.

(d)	Interest expense on securities sold short totaled 0.12% and 0.14%, respectively, for the six months ended June 30, 2017, and year ended December 31, 2016 of average net assets.

(e)	Annualized.

(f)	Determined on a Fund level as a whole.

See Notes to Financial Statements

12 | 2017 Semi Annual Report

Notes to Financial Statements	Context Macro Opportunities Fund
(Unaudited)

Note 1. Organization

The Context Macro Opportunities Fund (the “Fund”) is a non-diversified series of Context Capital Funds (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 9, 2013, and is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund was incepted on December 23, 2014 and commenced operations on August 4, 2015. Prior to August 4, 2015, the only transaction was the contribution of capital by the initial shareholder in the amount of $100,000 on December 23, 2014. The Fund currently offers three classes of shares: Investor Shares, Advisory Shares and Institutional Shares. As of June 30, 2017, Advisory Shares had not commenced operations. The Fund seeks total return with low correlation to broad financial markets. The Trust consists of multiple separate portfolios or series. Context Advisers II, LLC (the “Adviser”) is the investment adviser to the Fund. First Principles Capital Management, LLC, (the “Subadviser”) is the sub-adviser to the Fund.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following summarizes the significant accounting policies of the Fund:

Security Valuation – The Fund values securities listed on and traded or dealt in one or more U.S. or Non-U.S. securities exchanges and not subject to restrictions against resale in the market are generally valued at the market closing price determined at or prior to the close of the New York Stock Exchange, on the primary exchange on which the securities are traded. If the market closing price is unavailable, the securities may be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, as of valuation time. Non-exchange traded securities for which quotations are readily available are generally valued at the market closing price or, if not available, the bid on such market for a long position or the ask on such market for a short position. Shares of an open-end investment company not traded on a securities exchange may be valued at the net asset value per share of the investment company determined as of valuation time.

Fixed-income securities are generally valued at the latest bid quotations for a long position or at the last quoted ask price for a short position supplied by the Fund’s pricing agent based on broker-supplied or dealer-supplied valuations or on matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that the Fund calculates its NAV, or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time the Fund calculates its NAV.

If market quotations are not readily available or the Fund reasonably believes that they are unreliable, the Fund will seek to value such securities at fair value, as determined in good faith using procedures approved by the Board. The Board has delegated day-to-day responsibility for fair valuation determinations in accordance with the procedures to a Valuation Committee composed of members of Trust management, the Adviser and the Sub-adviser. The Valuation Committee makes such determinations under the supervision of the Board. Fair valuation may be based on subjective factors. As a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations. To the extent that the Fund invests in open-end investment companies, the prospectuses for those investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

2017 Semi Annual Report | 11

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund
(Unaudited)

Level 1 — unadjusted quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the Fund’s investment and financial instruments based on the three-tier hierarchy as of June 30, 2017:

Investments at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$14,171,197	$–	$14,171,197
Corporate Bonds	–	64,884,229	–	64,884,229
Mortgage Backed
Securities	–	445,860	–	445,860
U.S. Government
Agency -
Collateralized
Mortgage
Obligations	–	3,669,453	–	3,669,453
Purchased Options	–	2,048,283	–	2,048,283
Purchased Call
Options	230,000	–	–	230,000
Short Term
Investments	23,574,734	–	–	23,574,734
Total	$23,804,734	$85,219,022	–	$109,023,756

Other Financial Instruments
Assets
Futures
Contracts	$245,675	$–	$–	$245,675
Liabilities
Futures
Contracts	$(381)	$–	$–	$(381)
Written Options	–	(1,456,054)	–	(1,456,054)
Written Call
Options	(150,000)	–	–	(150,000)
Credit Default
Swap
Contracts	–	(267,516)	–	(267,516)
Interest Rate
Swap
Contracts	–	(131,375)	–	(131,375)
Total	$95,294	$(1,854,945)	$–	$(1,759,651)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

For the six months ended June 30, 2017, there have been no significant changes to the Fund’s fair value methodologies. The Fund recognizes transfers between levels as of the end of the period in which the transfer occurred.

During the six months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 for the Fund. For the six months ended June 30, 2017, the Fund did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes. The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Segregation and Collateralization – In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either delivers collateral or segregated assets in connection with certain investments (e.g., foreign currency exchange contracts, securities with extended settlement periods, short sales, written options and swaps) or certain borrowings (e.g., reverse repurchase agreements), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/ deposit cash or securities as collateral for certain investments. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as “Deposits with brokers” or “Payable due to brokers”, respectively. Securities collateral pledged for the same purpose is noted on the Schedule of Investments.

Cash Equivalents – Include short-term highly liquid investments, such as money market funds, that are readily convertible to known amounts of cash and have original maturities of three months or less.

12 | 2017 Semi Annual Report

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund
(Unaudited)

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally 4:00 p.m. Eastern time).

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in their Schedule of Investments, if applicable.

When-Issued Transactions – The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Sub-chapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for 2014, 2015 and current year. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s or class’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. For the six months ended June 30, 2017, the Institutional class received redemption fees of $4,611.

Expenses – The Fund bears expenses incurred specifically for the Fund and general Trust expenses which may be allocated on the basis of relative net assets or the

2017 Semi Annual Report | 1314

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund
(Unaudited)

nature of the services performed relative to applicability to each Fund in the Trust. Expenses are recorded on an accrual basis.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Derivative Instruments

Risk Exposure and the Use of Derivative Instruments – The Fund’s investment objectives and strategies not only permit the Fund to purchase investment securities, they also allow the Fund to enter in various types of derivative contracts. In doing so, the Fund employs strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that may make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors – In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Derivative Risk. The Fund’s use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type below in the notes that follow.

Securities Sold Short – The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price

12 | 2017 Semi Annual Report

Notes to Financial Statements (Continued) (Unaudited)	Context Macro Opportunities Fund

at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Cash as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on each Fund’s Statement of Operations. In addition, the cost to borrow securities sold short is included in dividends and interest paid on securities sold short.

Loan Participations and Assignments – The Fund may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

As of June 30, 2017, the Fund held $14,171,197 or 13.41% of net assets in loan participations.

Purchased Options – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Written options are non-income producing securities. Cash held as collateral for written option contracts is shown on the Fund’s Statement of Assets and Liabilities.

The Fund had the following transactions in written options during the six months ended June 30, 2017:

	Notional Amount	Contract Premium
Outstanding, at beginning of year December 31, 2016	(50,000,000)	$(1,475,000)
Options written	(50,002,200)	(861,788)
Options exercised or closed	200	252,874
Options expired	50,000,000	465,000
Outstanding, June 30, 2017	(50,002,000)	$(1,618,914)

Futures Contracts – The Fund may invest in futures contracts in accordance with its investment objective. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time.

2017 Semi Annual Report | 23

Notes to Financial Statements (Continued) (Unaudited)	Context Macro Opportunities Fund

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures contract transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its broker a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The margin is reported on the Statement of Assets and Liabilities as “Deposit with brokers for futures contracts”. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day the Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. The variation margin for the Fund is reported on the Statement of Assets and Liabilities as “Variation margin payable on futures contracts”. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For tax purposes, the futures contracts held by the Fund may be subject to code section 1256, if they meet certain requirements. Under section 1256, they would be subject to the 60/40 rule, where 60% of gains or losses are treated as long-term capital and 40% are treated as short-term capital (ordinary income or loss), regardless of the actual length of the holding period.

Inflation-Capped Options – The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Swap Agreements – The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund may enter into credit default swaps, interest rate swaps, total return swaps on individual securities or groups or indices of securities for hedging, investment or leverage purposes. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The periodic swap payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities on the Statement of Assets and Liabilities.

Swaps are marked-to-market daily and changes in value, including the accrual of periodic amounts of interest, are recorded daily. Daily changes in valuation of centrally

24 | 2017 Semi Annual Report

Notes to Financial Statements (Continued) (Unaudited)	Context Macro Opportunities Fund

cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”). Each day the Fund may pay or receive cash, equal to the variation margin of the centrally cleared swap. OTC swap payments received or paid at the beginning of the measurement period represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). Generally, the basis of the OTC swaps is the unamortized premium received or paid. The periodic swap payments received or made by the Fund are recorded as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

Credit Default Swap Contracts – The Fund may enter into credit default swap contracts for hedging purposes to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no event of default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Interest Rate Swap Agreements – The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund may hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

2017 Semi Annual Report | 25

Notes to Financial Statements (Continued) (Unaudited)	Context Macro Opportunities Fund

The effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of June 30, 2017:

Risk Exposure	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value		Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Risk (Purchased Options)	Investments, at value	$230,000		N/A	N/A
Interest Rate Risk (Purchased Options)	Investments, at value	2,048,283		N/A	N/A
Equity Risk (Written Options)	N/A	N/A		Written options, at value	$150,000
Interest Rate Risk (Written Options)	N/A	N/A		Written options, at value	1,456,054
Interest Rate Risk (Interest Rate Swaps)	Unrealized appreciation on interest rate swap contracts	–		Unrealized depreciation on interest rate swap contracts	131,375
Credit Risk (Credit Default Swaps)	Unrealized apprecation on credit default swap contracts	N/A		Unrealized depreciation on credit default swap contracts	267,516
Exchange Rate Risk (Futures Contracts)	Receivable for variation margin	245,675	(a)	Variation margin payable	N/A
Equity Rate Risk (Futures Contracts)	N/A	N/A		Variation margin payable	381	(a)
		$2,523,958			$2,005,326

(a)	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. The value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable as of June 30, 2017.

The effect of derivative instruments on the Fund’s Statement of Operations as of June 30, 2017:

Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Risk (Purchased Options)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation on investments	$(851,751)	$(86)
Interest Rate Risk (Purchased Options)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation on investments	(417,594)	97,926
Equity Risk (Written Options)	Net change in unrealized depreciation on written options	–	(6,086)
Interest Rate Risk (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation on written options	692,370	202,192
Interest Rate Risk (Interest Rate Swaps)	Net realized gain/(loss) on swap contracts/ Net change in unrealized appreciation on swap contracts	260,655	(124,900)
Credit Risk (Credit Default Swaps)	Net realized loss on swap contracts/Net change in unrealized depreciation on swap contracts	(395,181)	(1,295,343)

26 | 2017 Semi Annual Report

Notes to Financial Statements (Continued) (Unaudited)	Context Macro Opportunities Fund

Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Risk (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	$(48,554)	$(381)
Exchange Rate Risk (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	–	(293,750)
Interest Rate Risk (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	(633,802)	(9,085)
Total		$(1,393,857)	$(1,429,513)

The volume of Derivative Instruments for the Fund during the six months ended June 30, 2017 was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Cap Floor Purchased Option Contracts	Notional Quantity	$65,000,000
Cap Floor Written Option Contracts	Notional Quantity	$(50,000,000)
Purchased Put Options	Number of Contracts	608
Written Put Options	Number of Contracts	(400)
Credit Default Swap Contracts	Notional Quantity	$15,000,000
Interest Rate Swap Contracts	Notional Quantity	$50,200,000
Futures Contracts	Number of Contracts	21
Written Futures Contracts	Number of Contracts	541

Offsetting Arrangements – Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

2017 Semi Annual Report | 27

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund
(Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2017:

Offsetting of Derivatives Assets
Context Macro Opportunities Fund
				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Derivative Assets
Futures
Contracts	$43,750	$(1,600)	$42,150	$–	$(42,150)	$–
Total	$43,750	$(1,600)	$42,150	$–	$(42,150)	$–

Offsetting of Derivatives Liabilities
Context Macro Opportunities Fund
				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
Derivative Liabilities
Interest Rate
Swap
Contracts	$131,375	$–	$131,375	$–	$(131,375)	$–
Credit Default
Swap
Contracts	267,516	–	267,516	–	(267,516)	–
Futures
Contracts	1,600	(1,600)	–	–
Total	$400,491	$(1,600)	$398,891	$–	$398,891	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Note 4. Fees and Expenses

Investment Advisers – Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.74% of the Fund’s average daily net assets.

The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Adviser.

Other Service Providers – The Trust entered into a Management and Administration Agreement with Foreside Financial Services Group, LLC (“Foreside”), to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Foreside has contracted with ALPS Fund Services, Inc. (“ALPS”) to perform the fund accounting, financial administration and transfer agency services on behalf of the Fund.

28 | 2017 Semi Annual Report

Notes to Financial Statements (Continued)	Context Macro Opportunities Fund
(Unaudited)

Distribution – Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor is an affiliate of Foreside. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser, ALPS, or any of their affiliates.

Distribution Plan – The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares. Sales charges may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of Investor Shares of Fund and for services provided to shareholders.

The Fund charges 12b-1 fees for Investor Shares. Pursuant to the Distribution Plan, the Fund may annually pay the Distributor up to 0.25% of the average daily net assets of the Fund’s Investor Shares. The expenses of the Distribution Plan are reflected in the Statement of Operations.

Trustees and Officers – The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities. Independent Trustees (the “Trustee”) constitute a majority of the Board members. The Trust pays each Trustee an annual retainer fee of $10,000 for service to the Trust. The Trustees may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred when attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund. A Trustee of the Trust is also an officer of an affiliate of the Adviser.

Note 5. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses of Investor Shares and Institutional Shares) to 2.14% and 1.89%, respectively, of the share class’ average daily net assets, through April 30, 2018. For the six months ended June 30, 2017, the Adviser waived fees of $385,531.

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fees waived or expense reimbursement, is approved by the Board and the resulting expenses do not exceed the expense cap for each class of the Fund. As of June 30, 2017, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
$626,401	December 31, 2018	$–
$1,075,929	December 31, 2019	$–
$1,702,330	Total Fees available for Recoupment

Note 6. Securities Transactions

Purchases and sales of securities, excluding U.S. Government Obligations and short term securities during the six months ended June 30, 2017, were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$ 90,979,399	$ 82,296,431

Purchases and sales of securities, including only U.S. Government Obligations during the six months ended June 30, 2017, were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$ 4,726,714	$ 25,554,125

Note 7. Beneficial Share Transactions

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Class	Name	Percentage
Institutional	UBS Financial Services	59.45
Investor	Charles Schwab & Co	98.51

2017 Semi Annual Report | 29

Notes to Financial Statements (Concluded)	Context Macro Opportunities Fund
(Unaudited)

Note 8. Tax Basis Information

As of June 30, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

		Gross	Gross
		Unrealized	Unrealized	Tax Net
	Tax Cost of	Appreciation of	Depreciation of	Unrealized
	Securities	Securities	Securities	Depreciation
Context Macro Opportunities Fund:	$109,586,055	$222,620	$(784,919)	$(562,299)

At December 31, 2016, components of distributable earnings on a tax basis were as follows:

Other
Cumulative
	Undistributed			Effect of
	Ordinary	Accumulated	Unrealized	Timing
	Income	Capital Gains	Depreciation	Differences	Total
Context Macro Opportunities Fund:	$628,215	$611,434	$(433,740)	$(475,407)	$330,502

The Fund elects to defer to the period ending December 31, 2017, late year ordinary losses in the amount of $937.

The remaining other timing differences result from mark to market adjustments on futures.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Note 10. Subsequent Events

The Fund evaluated events from June 30, 2017 through the date that the Financial Statements were issued. There were no subsequent events to report that would have a material impact of the Fund’s financial statements.

30 | 2017 Semi Annual Report

Additional Information	Context Macro Opportunities Fund
(Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 844-511-9653, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge upon request by calling toll-free 844-511-9653, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 844-511-9653. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCLOSURE OF FUND EXPENSES

June 30, 2017 (Unaudited)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expense Ratio(a)(b)	Expenses Paid, and During Period January 1, 2017 to June 30, 2017(c)
Context Macro Opportunities Fund
Investor Class
Actual(d)	$1,000.00	$982.10	2.26%	$11.21
Hypothetical	$1,000.00	$1,013.49	2.26%	$11.38

Institutional Class
Actual	$1,000.00	$984.10	2.01%	$9.99
Hypothetical	$1,000.00	$1,014.73	2.01%	$10.14

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.

(b)	Ratios are net of fees waived/expenses reimbursed and include the effect of interest on securities sold short (0.12%).

(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year (181), then divided by 365.

2017 Semi Annual Report | 31

Context Macro Opportunities Fund

INVESTMENT ADVISER
Context Capital Advisers II, L.P.
401 City Avenue, Suite 800
Bala Cynwyd, PA 19004
www.contextam.com

SUBADVISER
First Principles Capital Management
140 Broadway #2120
New York, NY 10005

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

TRANSFER, REDEMPTION & DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
P.O. Box 46256
Denver, CO 80201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

June 30, 2017 SEMI ANNUAL REPORT

Context Strategic Global Equity Fund

Context Strategic Global Equity Fund

A Message to our Shareholders (Unaudited) June 30, 2017	Context Strategic Global Equity Fund

DEAR SHAREHOLDER,

From where investors began 2017, the expectations for slowly rising equity markets with little volatility have so far proven correct. The year has indeed been notably calm. As returns for most “growth related” markets – including equities and credit - continue to grind higher, the associated day-to-day variability of those markets continues to be very modest. Through June 30, 2017, the level of volatility, both realized and expected, remains at or near long-term lows in many markets, not only equities. This is true even as the Trump administration has experienced an uneven start in the effort to implement its market friendly agenda, and the arrival of a long awaited shift in accommodative monetary policy.

Time will tell how long the market action can remain somewhat independent of these and other potential fundamental challenges. At the same time, we at Context Asset Management think that forecasting short-term market movement is at best extremely difficult and perhaps, close to impossible. Instead, our mission is to bring strategies to advisors and investors that have three characteristics: low correlation to traditional risk assets, an efficient source of return (when measured against risk), and return asymmetry (an investor should expect to make more than they could lose in any given year). This is what we believe a successful alternative investment should look like.

We continue to appreciate your trust in our organization and our products.

Sincerely,

Andrew J. Dudley

Managing Director, Investments, Context Asset Management

2017 Semi Annual Report | 3

A Message to our Shareholders (Unaudited) (Concluded) June 30, 2017	Context Strategic Global Equity Fund

The Context Strategic Global Equity Fund (the “Fund”) is designed to provide diversified global equity exposure to selected developed markets, while offering some degree of downside protection during severe equity market sell-offs. The exposure to these markets is typically accomplished through very liquid futures contracts, which helps to minimize both liquidity and counterparty risk. The Fund tends to have less U.S. exposure than our benchmark relative to the MSCI World (USD) Index, and will have more exposure to the other developed countries. This gives us the opportunity for a more diverse return stream, and more exposure to a broader range of global equity markets. Additionally, the Fund provides exposure to local returns, which we believe is a more representative return profile than many of our competitors, who choose instead to incur either currency risk and volatility, or a potential cost in their attempt to hedge foreign currency exposure.

For the period ended June 30, 2017 from its inception on October 26, 2016, the Context Strategic Global Equity Fund Institutional class (CGPGX) returned +14.30%. This compares to the MSCI World Local Net Index return of +13.67% and the MSCI World (USD) Index return of +14.82% over the same period. The strong absolute performance of the Fund during the period since inception is the result primarily of the strong global equity market rally that began after the U.S. presidential election in early November 2016. While the Fund enjoyed modest outperformance relative to the MSCI World indices at the end of 2016, due in large part to an emphasis on non-U.S. equity markets, that phenomenon has reversed during the calendar year 2017, as the U.S. market has outperformed the specific collection of non-US equity markets in the MSCI World index on a local return basis. In addition, the MSCI World (USD) Index, which is unhedged, has benefited during the period from a modest decline in the U.S. dollar. Despite these impacts from country allocation differences and currency, the overall performance of the Fund remains largely in line with both MSCI World indices since inception.

With respect to exposure to volatility related instruments, the Fund maintained a small positive volatility futures position throughout the period in line with its overall strategy. The period since inception has been notable for its very low and generally declining realized and expected equity market volatility. But despite this market environment, the Fund has experienced relatively minimal drag from the active volatility overlay.

Thinking longer term, it’s important to remember that our dynamic protection strategy would likely work best in more prolonged and severe sell-offs. As we begin the second half of 2017, especially with equity volatility at historically low levels, the Fund remains committed to providing a creative investment solution that harnesses global equity market exposure with risk mitigation through a volatility overlay.

Important Information:

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Risks are detailed in the prospectus and include, but are not limited to, the following: futures contracts’ risk, derivative investments’ risk, risk of investing in foreign companies, non-diversified risks, investing in exchange traded funds (ETFs), small and medium companies, and is newly organized with no assurance that active trading markets will be maintained.

The Fund intends to derive at least 90% of its gross income each taxable year from qualifying income in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Changes in the tax laws of the United States could negatively affect the Fund.

MSCI World (USD) Index is a broad global equity benchmark without emerging markets exposure. It represents large and mid-cap equity performance across 23 developed markets countries. MSCI World Local Net Index offers a broad global equity benchmark without emerging markets exposure. It represents large and mid-cap equity performance across 23 developed markets countries. Denominated in multiple currencies. One cannot invest directly in an index.

4 | 2017 Semi Annual Report

Performance Update (Unaudited)	Context Strategic Global Equity Fund

Summary Performance as of June 30, 2017

			Cumulative
			Since
	3 Month	6 Month	Inception		Inception
Context Strategic Global Equity Fund - Institutional - Shares*	1.96%	6.82%	14.30	%(a)	10/26/2016
MSCI World (USD) Index	4.21%	11.02%	14.82	%(a)	10/26/2016

(a) Represents annualized performance for the period October 26, 2016 (date of inception of the Institutional Shares) through June 30, 2017.

Data is as of June 30, 2017. The inception date of the Fund is October 26, 2016. The Fund commenced investment operations and public offering on October 27, 2016. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. The performance does not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance reflects fee waivers and expense reimbursements and would have been lower in their absence.

*The Fund’s Institutional Share Class Total Annual Operating Expense, as per the most recent Prospectus, is 3.41% before fee and expense waivers and 1.29% after fee and expense waivers. The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) of Institutional Shares through April 30, 2018 (the “Expense Cap”).

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data quoted. Investors may obtain performance information current to the most recent month-end, within 7 business days, by calling 844-511-9653.

The Fund’s benchmark for performance comparison purposes is the MSCI World (USD) Index. The Index is a broad global equity benchmark without emerging markets exposure. It represents large and mid-cap equity performance across 23 developed markets countries. The table reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and administration fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

2017 Semi Annual Report | 5

Schedule of Investments	Context Strategic Global Equity Fund
June 30, 2017 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED FUND (30.71%)
Vanguard Short-Term Bond ETF	59,100	$4,719,135

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,710,338)		4,719,135

	Discount			Fair
	Rate	Maturity Date	Par	Value
SHORT TERM INVESTMENTS (63.64%)
U.S. Treasury Obligations (18.64%)(a)
United States Treasury Bills
	0.75%	07/06/2017	$109,000	$108,993
	0.68%	07/13/2017	109,000	108,977
	0.78%	07/20/2017	109,000	108,959
	0.80%	07/27/2017	109,000	108,940
	0.88%	08/03/2017	109,000	108,920
	0.89%	08/10/2017	109,000	108,900
	0.92%	08/17/2017	109,000	108,878
	0.94%	08/24/2017	109,000	108,857
	0.96%	08/31/2017	109,000	108,835
	0.97%	09/07/2017	109,000	108,810
	0.94%	09/14/2017	119,000	118,772
	0.93%	09/21/2017	119,000	118,746
	0.94%	09/28/2017	119,000	118,710
	0.97%	10/05/2017	119,000	118,685
	0.98%	10/12/2017	119,000	118,660
	0.98%	10/19/2017	119,000	118,635
	1.00%	10/26/2017	119,000	118,611
	1.02%	11/02/2017	119,000	118,585
	1.03%	11/09/2017	119,000	118,556
	1.05%	11/16/2017	119,000	118,522
	1.05%	12/07/2017	119,000	118,445
Total U.S. Treasury Obligation				2,863,790

		Fair
	Shares	Value
Money Market Fund (45.00%)
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 7-day yield, 0.834%*	1,382,838	$1,382,838
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 7-day yield, 0.793%*	5,531,354	5,531,354
Total Money Market Fund		6,914,192

TOTAL SHORT TERM INVESTMENTS
(Cost $9,777,877)		9,777,982

See Notes to Financial Statements

6 | 2017 Semi Annual Report

Schedule of Investments (Concluded)	Context Strategic Global Equity Fund
June 30, 2017 (Unaudited)

		Fair
	Shares	Value
TOTAL INVESTMENTS (94.35%)
(Cost $14,488,215)		$14,497,117

Other Assets In Excess of Liabilities (5.65%)		868,938	(b)
NET ASSETS (100.00%)		$15,366,055

*  See Note 8

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

		Expiration	Notional	Unrealized
Description	Contracts	Date	Amount	Appreciation
Equity Contracts
CBOE Volatility Index Future	4	09/20/2017	$54,700	$287
Hang Seng China Enterprises Index Future	5	07/28/2017	819,250	180
Tokyo Price Index Future	14	09/07/2017	2,005,868	13,097
			$2,879,818	$13,564

		Expiration	Notional	Unrealized
Description	Contracts	Date	Amount	Depreciation
Equity Contracts
ASX SPI 200 Index Future	9	9/21/2017	$976,910	$(1,363)
CAC 40 10 Euro Future	24	7/21/2017	1,402,516	(37,960)
CBOE Volatility Index Future	8	8/16/2017	101,400	(3,526)
E-Mini S&P® 500 Future	47	9/15/2017	5,689,114	(18,589)
FTSE 100 Index Future	15	9/15/2017	1,414,950	(39,197)
German Stock Index Future	5	9/15/2017	1,758,912	(63,300)
IBEX 35 Index Future	9	7/21/2017	1,069,660	(40,698)
S&P/Toronto Stock Exchange 60 Index Future	8	9/14/2017	1,097,101	(13,410)
			$13,510,563	$(218,043)

Common Abbreviations:

ASX – Australian Stock Exchange Limited.

CAC 40 – A market capitalization-weighted index on the Euronext Paris Stock Exchange.

CBOE – Chicago Board Option Exchange.

FTSE – Financial Times and the London Stock Exchange.

IBEX – Bolsa de Madrid, Spain principal Stock Exchange.

See Notes to Financial Statements

2017 Semi Annual Report | 7

Statement of Assets and Liabilities	Context Strategic Global Equity Fund
June 30, 2017 (Unaudited)

ASSETS:
Investments, at value (cost $14,488,215)	$14,497,117
Cash	46,444
Deposit with broker for futures contracts	835,219
Receivable for investments sold	61,000
Interest receivable	155
Receivable due from adviser	9,006
Prepaid offering costs	15,477
Prepaid and other assets	19,033
Total Assets	15,483,451
LIABILITIES:
Variation margin payable on futures contracts	84,813
Payable to trustees	1,115
Payable for audit fees	7,947
Payable for administration fees	14,386
Payable for custody fees	1,383
Payable for printing fees	2,284
Accrued expenses and other liabilities	5,468
Total Liabilities	117,396
NET ASSETS	$15,366,055
NET ASSETS CONSIST OF:
Paid-in capital	$13,863,228
Accumulated net investment loss	(59,031)
Accumulated net realized gain	1,757,987
Net unrealized depreciation	(196,129)
NET ASSETS	$15,366,055
PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.43
Minimum redemption price per share(a)	$11.20
Net Assets	$15,366,055
Shares of beneficial interest outstanding	1,344,570

(a) The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements

8 | 2017 Semi Annual Report

Statement of Operations	Context Strategic Global Equity Fund
For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Interest	$22,242
Dividends	30,657
Total Investment Income	52,899

EXPENSES:
Investment advisory fees	85,964
Administration fees	75,497
Custodian fees	1,536
Professional Fees	16,844
Transfer agent fees	336
Trustees’ fees and expenses	2,716
Registration fees	18,257
Offering cost expenses	26,052
Other expenses	6,014
Total expenses	233,216
Less fees waived/reimbursed by investment adviser Institutional Class	(127,652)
Total Net Expenses	105,564
NET INVESTMENT LOSS	(52,665)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	73
Net realized gain on futures contracts	1,117,516
Net realized gain on foreign currency transactions	11,291
Net realized gain	1,128,880

Net change in unrealized appreciation on investments	8,902
Net change in unrealized depreciation on futures contracts	(323,112)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(1,166)
Net change in unrealized depreciation	(315,376)

Net realized and unrealized gain on investments and futures contracts	813,504
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$760,839

See Notes to Financial Statements

2017 Semi Annual Report | 9

Statements of Changes in Net Assets	Context Strategic Global Equity Fund
(Unaudited)

		For the Period
		October 27, 2016
	Six Months Ended	to
	June 30, 2017	December 31,
	(Unaudited)	2016(a)
OPERATIONS:
Net investment loss	$(52,665)	$(29,330)
Net realized gain	1,128,880	641,001
Net change in unrealized appreciation/(depreciation)	(315,376)	119,247
Net increase in net assets resulting from operations	760,839	730,918

CAPITAL SHARE TRANSACTIONS:
Institutional Class
Shares sold	3,674,298	10,200,000
Net increase from share transactions	3,674,298	10,200,000
Net increase in net assets	4,435,137	10,930,918

NET ASSETS:
Beginning of period	10,930,918	–
End of period (including accumulated net investment loss of $(59,031) and $(6,366))	$15,366,055	$10,930,918

Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	323,246	1,021,324
Net increase in shares outstanding	323,246	1,021,324

(a) The Fund commenced investment operations and public offering on October 27, 2016.

See Notes to Financial Statements

10 | 2017 Semi Annual Report

Financial Highlights (Unaudited)	Context Strategic Global Equity Fund
For a share outstanding throughout the period presented

			For the Period
	Six Months		October 27, 2016
	Ended		to
	June 30, 2017		December 31,
	(Unaudited)		2016(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.70		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)		(0.03)
Net realized and unrealized gain on investments	0.78		0.73
Total from Investment Operations	0.73		0.70
NET INCREASE IN NET ASSET VALUE	0.73		0.70
NET ASSET VALUE, END OF PERIOD	$11.43		$10.70
TOTAL RETURN	6.82	%(c)	7.00	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$15,366		$10,931
RATIOS TO AVERAGE NET ASSETS:
Expenses excluding fee waivers and reimbursements	3.71	%(d)	4.49	%(d)
Expenses including fee waivers and reimbursements	1.68	%(d)(e)	1.94	%(d)
Net investment loss	(0.84	)%(d)	(1.73	)%(d)

PORTFOLIO TURNOVER RATE	0	%(c)(f)	0	%(c)(f)

(a) The Fund commenced investment operations and public offering on October 27, 2016.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2017, the annual expense limitation rate changed from 1.94% to 1.24%.

(f) Portfolio turnover is zero due to not having any long term securities.

See Notes to Financial Statements

2017 Semi Annual Report | 11

Notes to Financial Statements (Unaudited)	Context Strategic Global Equity Fund

Note 1. Organization

The Context Strategic Global Equity Fund (the “Fund”) is a non-diversified series of Context Capital Funds (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 9, 2013, and is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Trust consists of multiple separate portfolios or series. The Fund commenced on October 27, 2016. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. As of June 30, 2017, Investor Shares had not commenced operations. Context Advisers III, LLC (the “Adviser”) is the investment adviser to the Fund. Granite Peak Asset Management, LLC (the “Sub-adviser”) is the sub-adviser to the Fund. The Fund seeks capital appreciation while also seeking to preserve capital in severely declining markets.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following summarizes the significant accounting policies of the Fund:

Security Valuation – The Fund values securities (including futures contracts) listed on and traded or dealt in one or more U.S. or Non-U.S. securities exchanges and not subject to restrictions against resale in the market are generally valued at the market closing price determined at or prior to the close of the New York Stock Exchange, on the primary exchange on which the securities are traded. If the market closing price is unavailable, the securities may be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, 4:00 p.m. eastern time.

Non-exchange traded securities for which quotations are readily available are generally valued at the market closing price or, if not available, the bid on such market for a long position or the ask on such market for a short position. Shares of an open-end investment company not traded on a securities exchange may be valued at the net asset value per share of the investment company determined as of valuation time.

Fixed-income securities are generally valued at the latest bid quotations for a long position or at the last quoted ask price for a short position supplied by the Fund’s pricing agent based on broker-supplied or dealer-supplied valuations or on matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that the Fund calculates its NAV, or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time the Fund calculates its NAV.

If market quotations are not readily available or the Fund reasonably believes that they are unreliable, the Fund will seek to value such securities at fair value, as determined in good faith using procedures approved by the Board (the “Board”). The Board has delegated day-to-day responsibility for fair valuation determinations in accordance with the procedures to a Valuation Committee composed of members of Trust management, the Adviser and the Sub-adviser. The Valuation Committee makes such determinations under the supervision of the Board. Fair valuation may be based on subjective factors. As a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations. To the extent that the Fund invests in open-end investment companies, the prospectuses for those investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Foreign currency positions including future contracts are priced at the closing bid and asked prices at 4:00 p.m. eastern time.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

12 | 2017 Semi Annual Report

Notes to Financial Statements (Continued)	Context Strategic Global Equity Fund
(Unaudited)

Level 1 — unadjusted quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the Fund’s investment and financial instruments based on the three - tier hierarchy as of June 30, 2017:

Investments at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Fund	$4,719,135	$–	$–	$4,719,135
Short Term Investments
U.S. Treasury Obligations	–	2,863,790	–	2,863,790
Money Market Funds	6,914,192	–	–	6,914,192
Total	$11,633,327	$2,863,790	$–	$14,497,117

Other Financial Instruments
Assets
Futures Contracts	$13,564	$–	$–	$13,564
Liabilities
Futures Contracts	$(218,043)	$–	$–	$(218,043)
Total	$(204,479)	$–	$–	$(204,479)

For the period ended June 30, 2017, there have been no significant changes to the Fund’s fair value methodologies. The Fund recognizes transfers between levels as of the end of the period in which the transfer occurred. During the period ended June 30, 2017 there were no transfers between Level 1, Level 2 and Level 3 for the Fund. For the period ended June 30, 2017 the Fund did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Segregation and Collateralization – In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either delivers collateral or segregated assets in connection with certain investments (e.g., foreign currency exchange contracts, securities with extended settlement periods, short sales, futures, written options and swaps) or certain borrowings (e.g., reverse repurchase agreements), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver / deposit cash or securities as collateral for certain investments. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as “Deposits with brokers”, for future contracts, respectively. Securities collateral pledged for the same purpose is noted on the Schedule of Investments.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally 4:00 p.m. Eastern time).

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital

2017 Semi Annual Report | 13

Notes to Financial Statements (Continued)	Context Strategic Global Equity Fund
(Unaudited)

gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investments held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Sub-chapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the current year. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. The Fund did not receive redemption fees for the period ended June 30, 2017.

Expenses – The Fund bears expenses incurred specifically for the Fund and general Trust expenses which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund in the Trust. Expenses are recorded on an accrual basis.

Offering Costs – Offering costs for the Fund of $49,676, consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve month period beginning with the commencement of operations of the Fund. Remaining offering costs to be amortized are $15,477.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Derivative Instruments

Risk Exposure and the Use of Derivative Instruments – The Fund’s investment objectives and strategies not only permit the Fund to purchase investment securities, they also allow the Fund to enter in various types of derivative contracts. In doing so, the Fund employs strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that may make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors – In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors, among others:

Foreign Exchange Rate Risk. Foreign exchange risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

14 | 2017 Semi Annual Report

Notes to Financial Statements (Continued)	Context Strategic Global Equity Fund
(Unaudited)

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Derivative Risk. The Fund’s use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and, therefore, can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type below in the notes that follow.

Futures Contracts – The Fund may invest in futures contracts in accordance with its investment objective. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures contract transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its broker a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The margin is reported on the Statement of Assets and Liabilities as “Deposit with broker for futures contracts”. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day the Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. The variation margin for the Fund is reported on the Statement of Assets and Liabilities as “Variation margin payable on futures contracts”. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For tax purposes, the futures contracts held by the Fund may be subject to code section 1256, if they meet certain requirements. Under section 1256, they would be subject to the 60/40 rule, where 60% of gains or losses are treated as long-term capital and 40% are treated as short-term capital (ordinary income or loss), regardless of the actual length of the holding period.

2017 Semi Annual Report | 15

Notes to Financial Statements (Continued)	Context Strategic Global Equity Fund
(Unaudited)

The effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of June 30, 2017:

Risk Exposure	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value		Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Risk	Receivable for			Variation margin
(Futures Contracts)	variation margin on			payable on
	futures contracts	$13,564	(a)	futures contracts	$218,043	(a)
		$13,564			$218,043

(a)	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. The value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin payable as of June 30, 2017.

The effect of derivative instruments on the Fund’s Statement of Operations as of June 30, 2017:

Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Risk (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	$1,117,516	$(323,112)
		$1,117,516	$(323,112)

The volume of derivative instruments for the Fund during the period ended June 30, 2017 was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Futures Contracts	Number of Contracts	127

Offsetting Arrangements – Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Derivatives Assets Context Strategic Global Equity Fund
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Derivative Assets
Futures
Contracts	$3,888	$(3,888)	$–	$–	$–	$–
Total	$3,888	$(3,888)	$–	$–	$–	$–

16 | 2017 Semi Annual Report

Notes to Financial Statements (Continued)	Context Strategic Global Equity Fund
(Unaudited)

Offsetting of Derivatives Liabilities Context Strategic Global Equity Fund
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
Derivative Liabilities
Futures
Contracts	$88,701	$(3,888)	$84,813	$–	$84,813	$–
Total	$88,701	$(3,888)	$84,813	$–	$84,813	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Note 4. Fees and Expenses

Investment Advisers – Context Advisers III, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, as of May 1, 2017, the Adviser receives an advisory fee from the Fund at an annual rate of 0.99% of the Fund’s average daily net assets. Prior to May 1, 2017, the Adviser received an advisory fee from the Fund at an annual rate of 1.59% of the Fund’s average daily net assets.

The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Adviser.

Other Service Providers – The Trust entered into a Management and Administration Agreement with Foreside Financial Services Group, LLC (“Foreside”), to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Foreside has contracted with ALPS Fund Services, Inc. (“ALPS”) to perform the fund accounting, financial administration and transfer agency services on behalf of the Fund.

Distribution – Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, an affiliate of Foreside, acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser, ALPS, or any of their affiliates.

Trustees and Officers – The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities. Independent Trustees (the “Trustee”) constitute a majority of the Board members. The Trust pays each Trustee an annual retainer fee of $10,000 for service to the Trust. The Trustees may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred when attending board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund. A Trustee of the Trust is also an officer of an affiliate of the Adviser.

Note 5. Expense Reimbursements and Fees Waived

As of May 1, 2017, the Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses of Investor Shares and Institutional Shares) to 1.49%, and 1.24%, respectively, of the share class’ average daily net assets, through April 30, 2018. For the period ended June 30, 2017, the Adviser waived/ reimbursed fees of $127,652. Prior to May 1, 2017, the operating expense limit was 2.19%, and 1.94%, respectively.

2017 Semi Annual Report | 17

Notes to Financial Statements (Continued)	Context Strategic Global Equity Fund
(Unaudited)

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fees waived or expense reimbursement, is approved by the Board and the resulting expenses do not exceed the expense cap for each class of the Fund. As of June 30, 2017, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
$ 43,488	December 31, 2019	$ –

Note 6. Securities Transactions

Purchases and sales of securities, excluding U.S. Government Obligations, short term securities during the period ended June 30, 2017, were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$ 4,710,338	$ 0

Note 7. Beneficial Share Transactions

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Class	Record Owner	Percentage
Institutional	JP Morgan Chase Securities	74.52

Note 8. Underlying Investment In Other Investment Companies

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in JPMorgan U.S. Treasury Plus Money Market Fund, BlackRock Liquidity Funds T-Fund Portfolio and Vanguard Short-Term Bond ETF (each a “Security” and collectively the “Securities”). The Fund may redeem its investment from Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities. The annual report of each Security, along with the report of the independent registered public accounting firm, is included in the respective Security’s Form N-CSR available at “www.sec.gov”. As of June 30, 2017, the percentage of the Fund’s net assets invested in the JPMorgan U.S. Treasury Plus Money Market Fund, BlackRock Liquidity Funds T-Fund Portfolio, and Vanguard Short-Term Bond ETF was 36%, 9%, and 31% respectively.

Note 9. Tax Basis Information

As of June 30, 2017, the aggregate cost of securities, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Tax Cost of Securities	Gross Unrealized Appreciation of Securities	Gross Unrealized Depreciation of Securities	Tax Net Unrealized Appreciation
Context Strategic Global Equity Fund	$14,488,215	$8,927	$(25)	$8,902

At December 31, 2016, components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains	Unrealized Appreciation	Other Cumulative Effect of Timing Differences	Total
Context Strategic Global Equity Fund	$423,923	$228,639	$119,247	$(29,821)	$741,988

The Fund elects to defer to the period ending December 31, 2017, late year ordinary losses in the amount of $6,366.

18 | 2017 Semi Annual Report

Notes to Financial Statements (Concluded)	Context Strategic Global Equity Fund
(Unaudited)

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Note 11. Subsequent Events

The Fund evaluated events from June 30, 2017 through the date that the Financial Statements were issued. There were no subsequent events to report that would have a material impact of the Fund’s financial statements.

2017 Semi Annual Report | 19

Additional Information	Context Strategic Global Equity Fund
(Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 844-511-9653, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge upon request by calling toll-free 844-511-9653, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 844-511-9653. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCLOSURE OF FUND EXPENSES

June 30, 2017 (Unaudited)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expense Ratio(a)	Expenses Paid, and During Period July 1, 2016 to June 30, 2017(b)
Context Strategic Global Equity Fund
Institutional Class
Actual	$1,000.00	$1,068.20	1.68%	$8.62
Hypothetical	$1,000.00	$1,016.46	1.68%	$8.40

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year (181), then divided by 365.

20 | 2017 Semi Annual Report

Context Strategic Global Equity Fund

INVESTMENT ADVISER

Context Capital Advisers III, LLC

401 City Avenue, Suite 800

Bala Cynwyd, PA 19004

www.contextam.com

SUBADVISER

Granite Peak Asset Management, LLC

450 Sport Hill Road

Easton, CT 06612

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

TRANSFER, REDEMPTION & DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

P.O. Box 46256

Denver, CO 80201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company

1350 Euclid Ave, Suite 800

Cleveland, OH 44115

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s control over financial reporting.

 Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Context Capital Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Bunstine
David Bunstine
President and Chief Executive Officer
September 6, 2017

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer September 6, 2017